Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 8.4%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,342,853	31,812,187
Lumen Technologies, Inc.	379,310	3,929,652
Verizon Communications, Inc.	1,191,709	63,959,022
Total		99,700,861
Entertainment 1.9%
Activision Blizzard, Inc.	72,433	5,903,289
Electronic Arts, Inc.	1,034	134,513
Liberty Media Group LLC, Class A(a)	2,700	151,632
Liberty Media Group LLC, Class C(a)	21,151	1,284,500
Madison Square Garden Entertainment Corp.(a)	1,307	102,417
Take-Two Interactive Software, Inc.(a)	1,757	284,634
Walt Disney Co. (The)(a)	428,208	63,571,760
Zynga, Inc., Class A(a)	2,694,136	24,462,755
Total		95,895,500
Interactive Media & Services 1.4%
Alphabet, Inc., Class A(a)	13,588	36,703,090
Meta Platforms, Inc., Class A(a)	166,801	35,200,015
Total		71,903,105
Media 2.9%
Altice U.S.A., Inc., Class A(a)	1,939	22,415
Charter Communications, Inc., Class A(a)	37,818	22,758,116
Comcast Corp., Class A	2,013,860	94,168,094
Discovery, Inc., Class A(a)	58,636	1,644,740
Discovery, Inc., Class C(a)	115,995	3,244,380
DISH Network Corp., Class A(a)	70,159	2,242,282
Fox Corp., Class A	112,187	4,692,782
Fox Corp., Class B	88,573	3,388,803
Interpublic Group of Companies, Inc. (The)	134,846	4,962,333
Liberty Broadband Corp., Class A(a)	2,117	306,563
Liberty Broadband Corp., Class C(a)	19,672	2,885,882
Liberty SiriusXM Group, Class A(a)	13,066	658,004
Liberty SiriusXM Group, Class C(a)	29,602	1,489,573
News Corp., Class A	41,973	936,837
News Corp., Class B	22,496	504,585
Omnicom Group, Inc.	4,151	348,227
Common Stocks (continued)
Issuer	Shares	Value ($)
Paramount Global, Class A	5,695	193,915
Paramount Global, Class B	201,837	6,178,230
Total		150,625,761
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc.(a)	104,340	12,855,732
Total Communication Services		430,980,959
Consumer Discretionary 8.4%
Auto Components 0.6%
Aptiv PLC(a)	19,764	2,558,252
Autoliv, Inc.	21,747	1,913,954
BorgWarner, Inc.	502,620	20,612,446
Gentex Corp.	62,682	1,897,384
Lear Corp.	20,783	3,269,997
Veoneer, Inc.(a)	1,815	64,342
Total		30,316,375
Automobiles 1.1%
Ford Motor Co.	592,458	10,403,562
General Motors Co.(a)	977,619	45,674,360
Harley-Davidson, Inc.	2,033	83,963
Total		56,161,885
Distributors 0.1%
Genuine Parts Co.	14,649	1,789,522
LKQ Corp.	105,221	4,940,126
Total		6,729,648
Diversified Consumer Services 0.0%
Service Corp. International	21,171	1,288,255
Hotels, Restaurants & Leisure 1.1%
Aramark	45,023	1,664,050
Booking Holdings, Inc.(a)	13,529	29,388,370
Caesars Entertainment, Inc.(a)	5,016	422,297
Carnival Corp.(a)	130,288	2,648,755
Darden Restaurants, Inc.	550	79,871
Expedia Group, Inc.(a)	448	87,857
Hyatt Hotels Corp., Class A(a)	5,864	569,453
McDonald’s Corp.	59,823	14,642,876
MGM Resorts International	82,729	3,664,068
Multi-Manager Value Strategies Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norwegian Cruise Line Holdings Ltd.(a)	6,188	120,604
Royal Caribbean Cruises Ltd.(a)	31,724	2,560,761
Wynn Resorts Ltd.(a)	610	52,777
Total		55,901,739
Household Durables 1.6%
D.R. Horton, Inc.	126,147	10,772,954
Garmin Ltd.	39,742	4,389,106
Lennar Corp., Class A	93,860	8,436,137
Lennar Corp., Class B	6,679	504,264
Mohawk Industries, Inc.(a)	20,238	2,849,106
Newell Brands, Inc.	134,972	3,205,585
NVR, Inc.(a)	8,350	41,402,974
PulteGroup, Inc.	82,663	4,105,045
Toll Brothers, Inc.	1,937	105,102
Whirlpool Corp.	20,193	4,064,245
Total		79,834,518
Internet & Direct Marketing Retail 0.4%
eBay, Inc.	338,937	18,502,571
Leisure Products 0.1%
Hasbro, Inc.	38,394	3,726,138
Multiline Retail 0.8%
Dollar Tree, Inc.(a)	83,861	11,914,971
Kohl’s Corp.	24,082	1,339,441
Macy’s, Inc.	32,089	831,747
Target Corp.	148,201	29,606,113
Total		43,692,272
Specialty Retail 1.6%
Advance Auto Parts, Inc.	20,257	4,142,151
Best Buy Co., Inc.	610	58,951
CarMax, Inc.(a)	56,195	6,143,799
Dick’s Sporting Goods, Inc.	4,421	464,205
Home Depot, Inc. (The)	205,996	65,059,717
Lithia Motors, Inc., Class A	6,032	2,055,826
TJX Companies, Inc. (The)	104,529	6,909,367
Total		84,834,016
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.(a)	9,687	656,197
Hanesbrands, Inc.	1,091,133	16,858,005
PVH Corp.	1,421	139,102
Ralph Lauren Corp.	7,853	1,036,910
Skechers U.S.A., Inc., Class A(a)	1,000	45,980
Tapestry, Inc.	41,403	1,693,383
VF Corp.	532,026	30,868,148
Total		51,297,725
Total Consumer Discretionary		432,285,142
Consumer Staples 7.6%
Beverages 1.9%
Coca-Cola Co. (The)	334,967	20,848,346
Constellation Brands, Inc., Class A	19,366	4,175,697
Keurig Dr. Pepper, Inc.	46,824	1,810,684
Molson Coors Beverage Co., Class B	30,867	1,610,640
PepsiCo, Inc.	429,841	70,382,166
Total		98,827,533
Food & Staples Retailing 1.3%
Kroger Co. (The)	243,827	11,411,104
U.S. Foods Holding Corp.(a)	45,739	1,787,937
Walgreens Boots Alliance, Inc.	177,899	8,199,365
Walmart, Inc.	315,552	42,650,008
Total		64,048,414
Food Products 3.1%
Archer-Daniels-Midland Co.	510,662	40,061,434
Bunge Ltd.	49,798	5,206,381
Campbell Soup Co.	30,231	1,359,488
ConAgra Foods, Inc.	106,671	3,730,285
Darling Ingredients, Inc.(a)	26,403	1,913,689
General Mills, Inc.	145,087	9,783,216
Hershey Co. (The)	39,788	8,047,521
Hormel Foods Corp.	32,455	1,546,156
Ingredion, Inc.	1,043	92,556
JM Smucker Co. (The)	30,369	4,092,223
Kraft Heinz Co. (The)	62,498	2,451,172
McCormick & Co., Inc.	2,339	222,603
Mondelez International, Inc., Class A	1,126,197	73,743,380

2	Multi-Manager Value Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pilgrim’s Pride Corp.(a)	1,716	40,463
Post Holdings, Inc.(a)	6,582	692,031
Tyson Foods, Inc., Class A	93,436	8,657,780
Total		161,640,378
Household Products 1.0%
Procter & Gamble Co. (The)	312,847	48,769,719
Spectrum Brands Holdings, Inc.	670	62,162
Total		48,831,881
Personal Products 0.0%
Coty, Inc., Class A(a)	10,944	100,357
Tobacco 0.3%
Philip Morris International, Inc.	152,377	15,400,743
Total Consumer Staples		388,849,306
Energy 7.3%
Energy Equipment & Services 0.5%
Baker Hughes Co.	124,926	3,670,326
Halliburton Co.	286,581	9,609,061
Schlumberger NV	334,929	13,142,614
Technip Energies NV, ADR(a)	6,562	73,166
TechnipFMC PLC(a)	48,738	333,855
Total		26,829,022
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.	603,588	86,916,672
ConocoPhillips Co.	684,865	64,966,294
Continental Resources, Inc.	73,254	4,060,469
Coterra Energy, Inc.	2,809	65,534
Devon Energy Corp.	155,140	9,238,587
Diamondback Energy, Inc.	21,497	2,968,736
EOG Resources, Inc.	297,804	34,223,636
Exxon Mobil Corp.	784,603	61,528,567
Hess Corp.	102,157	10,323,986
Kinder Morgan, Inc.	299,512	5,211,509
Marathon Oil Corp.	57,012	1,286,191
Marathon Petroleum Corp.	92,962	7,238,951
Murphy Oil Corp.	2,493	86,432
Occidental Petroleum Corp.	321,946	14,078,699
ONEOK, Inc.	76,985	5,027,121
Ovintiv, Inc.	33,901	1,554,361
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	49,006	4,128,265
Pioneer Natural Resources Co.	28,188	6,753,845
Targa Resources Corp.	33,811	2,210,225
Valero Energy Corp.	147,344	12,304,697
Williams Companies, Inc. (The)	432,723	13,535,575
Total		347,708,352
Total Energy		374,537,374
Financials 20.2%
Banks 8.2%
Bank of America Corp.	2,748,603	121,488,253
Citigroup, Inc.	242,343	14,353,976
Citizens Financial Group, Inc.	55,445	2,906,427
Comerica, Inc.	33,110	3,161,674
East West Bancorp, Inc.	8,892	778,583
Fifth Third Bancorp	149,775	7,165,236
First Citizens BancShares Inc., Class A	78	61,499
First Horizon Corp.	7,895	185,375
First Republic Bank	406	70,344
Huntington Bancshares, Inc.	215,147	3,339,081
JPMorgan Chase & Co.	692,712	98,226,562
KeyCorp	239,120	5,994,738
M&T Bank Corp.	24,152	4,401,219
PacWest Bancorp	1,197	59,156
People’s United Financial, Inc.	26,140	551,031
PNC Financial Services Group, Inc. (The)	136,638	27,225,121
Prosperity Bancshares, Inc.	809	60,238
Regions Financial Corp.	247,087	5,977,035
SVB Financial Group(a)	132	79,992
Truist Financial Corp.	866,134	53,890,857
U.S. Bancorp	452,565	25,588,025
Wells Fargo & Co.	816,599	43,581,889
Zions Bancorp	35,661	2,528,008
Total		421,674,319
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	163,162	8,672,060
BlackRock, Inc.	22,170	16,492,041
CME Group, Inc.	78,372	18,537,329
Franklin Resources, Inc.	100,218	2,979,481
Goldman Sachs Group, Inc. (The)	57,676	19,684,242

Multi-Manager Value Strategies Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invesco Ltd.	33,148	704,064
Janus Henderson Group PLC	2,817	94,567
Jefferies Financial Group, Inc.	15,054	535,019
KKR & Co., Inc., Class A	725,071	43,591,269
Morgan Stanley	448,962	40,738,812
Nasdaq, Inc.	183,143	31,344,924
Northern Trust Corp.	153,768	17,514,175
Raymond James Financial, Inc.	25,422	2,787,522
S&P Global, Inc.	1,276	479,167
State Street Corp.	48,342	4,125,023
Total		208,279,695
Consumer Finance 0.4%
Ally Financial, Inc.	104,256	5,202,374
Capital One Financial Corp.	66,833	10,243,494
Discover Financial Services	659	81,347
Synchrony Financial	132,084	5,650,554
Total		21,177,769
Diversified Financial Services 1.9%
Apollo Global Management, Inc.	38,014	2,480,794
Berkshire Hathaway, Inc., Class B(a)	287,542	92,430,376
Equitable Holdings, Inc.	57,805	1,887,911
Voya Financial, Inc.	4,169	280,782
Total		97,079,863
Insurance 5.7%
Aflac, Inc.	107,427	6,562,715
Alleghany Corp.(a)	1,324	876,382
Allstate Corp. (The)	81,183	9,933,552
American Financial Group, Inc.	13,132	1,777,942
American International Group, Inc.	1,590,255	97,387,216
Arch Capital Group Ltd.(a)	57,962	2,730,590
Assurant, Inc.	7,430	1,260,945
Axis Capital Holdings Ltd.	1,552	84,770
Chubb Ltd.	142,482	29,015,035
Cincinnati Financial Corp.	14,444	1,773,579
CNA Financial Corp.	3,492	159,584
Everest Re Group Ltd.	4,525	1,349,446
Fidelity National Financial, Inc.	80,283	3,824,682
Globe Life, Inc.	25,859	2,610,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	558,430	38,799,716
Lincoln National Corp.	25,274	1,703,973
Loews Corp.	38,397	2,355,272
Markel Corp.(a)	666	827,778
Marsh & McLennan Companies, Inc.	393,454	61,146,686
MetLife, Inc.	63,444	4,285,642
Old Republic International Corp.	32,763	863,305
Principal Financial Group, Inc.	54,334	3,838,154
Prudential Financial, Inc.	50,870	5,680,144
Reinsurance Group of America, Inc.	5,120	567,603
Travelers Companies, Inc. (The)	77,648	13,342,256
Willis Towers Watson PLC	289	64,245
WR Berkley Corp.	14,000	1,264,200
Total		294,086,137
Total Financials		1,042,297,783
Health Care 14.7%
Biotechnology 1.6%
AbbVie, Inc.	379,667	56,103,393
Biogen, Inc.(a)	36,025	7,601,635
Gilead Sciences, Inc.	165,942	10,022,897
Incyte Corp.(a)	3,649	249,227
Regeneron Pharmaceuticals, Inc.(a)	11,654	7,206,367
United Therapeutics Corp.(a)	824	136,949
Vertex Pharmaceuticals, Inc.(a)	12,558	2,888,591
Total		84,209,059
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	689,101	83,119,363
Baxter International, Inc.	48,864	4,151,974
Becton Dickinson and Co.	186,768	50,666,423
Boston Scientific Corp.(a)	3,488	154,065
Cooper Companies, Inc. (The)	1,711	699,833
Dentsply Sirona, Inc.	25,186	1,363,570
Hologic, Inc.(a)	16,431	1,169,394
Medtronic PLC	644,321	67,647,262
STERIS PLC	14,889	3,573,360
Teleflex, Inc.	2,321	780,575
Zimmer Biomet Holdings, Inc.	31,778	4,041,844
Total		217,367,663

4	Multi-Manager Value Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.8%
Anthem, Inc.	71,258	32,197,927
Cardinal Health, Inc.	1,362	73,561
Centene Corp.(a)	63,014	5,206,217
Cigna Corp.	61,633	14,655,095
CVS Health Corp.	247,302	25,632,852
DaVita, Inc.(a)	14,771	1,665,726
Henry Schein, Inc.(a)	40,439	3,493,121
Humana, Inc.	104,354	45,323,029
Laboratory Corp. of America Holdings(a)	34,080	9,244,541
McKesson Corp.	6,027	1,657,184
Quest Diagnostics, Inc.	44,222	5,805,022
UnitedHealth Group, Inc.	102,408	48,732,895
Universal Health Services, Inc., Class B	26,871	3,867,543
Total		197,554,713
Health Care Technology 0.1%
Cerner Corp.	23,277	2,170,580
Change Healthcare, Inc.(a)	12,961	277,625
Teladoc Health, Inc.(a)	14,468	1,098,266
Total		3,546,471
Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc., Class A(a)	2,854	1,786,490
Danaher Corp.	66,647	18,288,603
PerkinElmer, Inc.	8,807	1,581,825
Syneos Health, Inc.(a)	15,538	1,230,610
Thermo Fisher Scientific, Inc.	33,548	18,250,112
Total		41,137,640
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	481,321	33,052,313
Catalent, Inc.(a)	4,717	481,323
Elanco Animal Health, Inc.(a)	54,384	1,545,050
Eli Lilly & Co.	91,762	22,935,912
Horizon Therapeutics PLC(a)	4,120	375,620
Jazz Pharmaceuticals PLC(a)	15,458	2,124,238
Johnson & Johnson	267,025	43,944,304
Merck & Co., Inc.	252,145	19,309,264
Perrigo Co. PLC	1,120	39,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Pfizer, Inc.	1,907,073	89,518,007
Viatris, Inc.	203,802	2,243,860
Total		215,569,673
Total Health Care		759,385,219
Industrials 11.5%
Aerospace & Defense 2.1%
General Dynamics Corp.	42,362	9,931,771
Howmet Aerospace, Inc.	104,441	3,751,521
Huntington Ingalls Industries, Inc.	300	61,320
L3Harris Technologies, Inc.	123,917	31,265,498
Lockheed Martin Corp.	32,309	14,015,644
Northrop Grumman Corp.	65,225	28,838,581
Raytheon Technologies Corp.	133,938	13,755,433
Textron, Inc.	69,891	5,111,129
Total		106,730,897
Air Freight & Logistics 0.7%
FedEx Corp.	44,772	9,951,472
GXO Logistics, Inc.(a)	35,334	2,965,583
United Parcel Service, Inc., Class B	104,301	21,947,016
Total		34,864,071
Airlines 0.1%
JetBlue Airways Corp.(a)	3,151	48,116
Southwest Airlines Co.(a)	79,425	3,478,815
United Airlines Holdings, Inc.(a)	49,801	2,211,164
Total		5,738,095
Building Products 1.2%
Builders FirstSource, Inc.(a)	49,932	3,715,939
Carlisle Companies, Inc.	14,492	3,440,401
Carrier Global Corp.	601,433	26,992,313
Fortune Brands Home & Security, Inc.	29,167	2,534,612
Johnson Controls International PLC	102,845	6,680,811
Owens Corning	26,387	2,459,005
Trane Technologies PLC	115,229	17,737,200
Total		63,560,281
Commercial Services & Supplies 1.0%
Republic Services, Inc.	110,227	13,258,104
Waste Management, Inc.	263,740	38,084,056
Total		51,342,160

Multi-Manager Value Strategies Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.2%
AECOM	36,137	2,625,714
Arcosa, Inc.	165	8,691
Quanta Services, Inc.	48,008	5,229,992
Total		7,864,397
Electrical Equipment 0.6%
Acuity Brands, Inc.	34	6,201
AMETEK, Inc.	13,199	1,713,098
Eaton Corp. PLC	164,619	25,399,065
Emerson Electric Co.	8,624	801,342
Hubbell, Inc.	2,139	381,277
Regal Rexnord Corp.	500	80,175
Sensata Technologies Holding(a)	46,471	2,691,136
Total		31,072,294
Industrial Conglomerates 0.9%
General Electric Co.	63,152	6,031,647
Honeywell International, Inc.	217,513	41,273,092
Roper Technologies, Inc.	1,682	753,906
Total		48,058,645
Machinery 3.3%
AGCO Corp.	21,789	2,618,166
Caterpillar, Inc.	95,504	17,914,640
Cummins, Inc.	94,543	19,298,117
Deere & Co.	97,289	35,025,986
Dover Corp.	15,740	2,468,976
Fortive Corp.	46,945	3,039,689
Ingersoll Rand, Inc.	48,131	2,431,578
Middleby Corp. (The)(a)	4,610	818,828
Oshkosh Corp.	12,336	1,369,790
Otis Worldwide Corp.	62,282	4,878,549
PACCAR, Inc.	103,776	9,527,675
Parker-Hannifin Corp.	183,753	54,462,552
Pentair PLC	54,690	3,167,098
Snap-On, Inc.	18,739	3,938,563
Stanley Black & Decker, Inc.	53,017	8,625,866
Westinghouse Air Brake Technologies Corp.	24,677	2,290,519
Xylem, Inc.	1,096	97,489
Total		171,974,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.2%
Jacobs Engineering Group, Inc.	20,000	2,460,000
Leidos Holdings, Inc.	49,204	5,010,935
ManpowerGroup, Inc.	7,269	772,549
Nielsen Holdings PLC	22,490	391,776
Total		8,635,260
Road & Rail 1.1%
AMERCO	5,483	3,167,036
Canadian Pacific Railway Ltd.	28,526	2,004,807
CSX Corp.	124,384	4,217,862
Knight-Swift Transportation Holdings, Inc.	12,848	699,959
Norfolk Southern Corp.	46,043	11,810,950
Union Pacific Corp.	142,587	35,069,273
XPO Logistics, Inc.(a)	14,559	1,058,148
Total		58,028,035
Trading Companies & Distributors 0.1%
United Rentals, Inc.(a)	19,247	6,190,220
Total Industrials		594,058,436
Information Technology 11.2%
Communications Equipment 0.7%
Ciena Corp.(a)	9,902	677,495
Cisco Systems, Inc.	586,853	32,728,792
F5, Inc.(a)	1,218	244,635
Juniper Networks, Inc.	45,526	1,538,323
Total		35,189,245
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.(a)	17,455	2,127,415
Avnet, Inc.	1,118	47,034
Corning, Inc.	270,893	10,944,077
Flex Ltd.(a)	92,865	1,531,344
IPG Photonics Corp.(a)	223	29,068
Jabil, Inc.	8,029	464,157
TD SYNNEX Corp.	5,786	589,188
TE Connectivity Ltd.	135,104	19,242,863
Teledyne Technologies, Inc.(a)	1,270	545,313
Trimble Navigation Ltd.(a)	23,401	1,632,220
Vontier Corp.	10,936	265,745
Total		37,418,424

6	Multi-Manager Value Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.1%
Accenture PLC, Class A	64,600	20,414,892
Akamai Technologies, Inc.(a)	13,481	1,459,453
Amdocs Ltd.	45,328	3,567,314
Automatic Data Processing, Inc.	76,925	15,726,547
Cognizant Technology Solutions Corp., Class A	484,295	41,712,328
Concentrix Corp.	6,886	1,376,443
DXC Technology Co.(a)	28,903	983,569
Fidelity National Information Services, Inc.	333,792	31,787,012
Fiserv, Inc.(a)	53,944	5,268,711
FleetCor Technologies, Inc.(a)	982	229,984
Genpact Ltd.	4,407	184,389
Global Payments, Inc.	16,298	2,173,827
International Business Machines Corp.	87,383	10,705,291
Kyndryl Holdings, Inc.(a)	6,068	96,238
Twilio, Inc., Class A(a)	1,217	212,732
Visa, Inc., Class A	116,018	25,073,810
Total		160,972,540
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	154,126	24,704,857
Broadcom, Inc.	66,162	38,866,205
First Solar, Inc.(a)	24,426	1,839,034
Intel Corp.	792,079	37,782,168
KLA Corp.	57,624	20,081,964
Lam Research Corp.	35,314	19,823,514
Marvell Technology, Inc.	71,240	4,867,829
Micron Technology, Inc.	208,863	18,559,566
MKS Instruments, Inc.	12,108	1,823,465
ON Semiconductor Corp.(a)	110,903	6,943,637
Qorvo, Inc.(a)	37,489	5,127,746
QUALCOMM, Inc.	50,279	8,647,485
Skyworks Solutions, Inc.	33,213	4,589,040
Texas Instruments, Inc.	339,172	57,655,848
Total		251,312,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.5%
Black Knight, Inc.(a)	2,911	163,569
Dolby Laboratories, Inc., Class A	6,174	463,667
Microsoft Corp.	132,948	39,723,533
NortonLifeLock, Inc.	2,942	85,259
Salesforce.com, Inc.(a)	22,910	4,823,242
SS&C Technologies Holdings, Inc.	429,719	32,216,034
VMware, Inc., Class A	336	39,420
Total		77,514,724
Technology Hardware, Storage & Peripherals 0.3%
Dell Technologies, Inc.(a)	1,943	99,015
Hewlett Packard Enterprise Co.	401,247	6,387,852
HP, Inc.	42,384	1,456,314
Western Digital Corp.(a)	105,826	5,390,777
Xerox Holdings Corp.	3,170	62,481
Total		13,396,439
Total Information Technology		575,803,730
Materials 5.6%
Chemicals 2.8%
Air Products & Chemicals, Inc.	22,983	5,430,883
Albemarle Corp.	27,261	5,340,157
Celanese Corp., Class A	8,444	1,176,080
CF Industries Holdings, Inc.	73,957	6,004,569
Corteva, Inc.	80,469	4,186,802
Dow, Inc.	166,984	9,845,377
DuPont de Nemours, Inc.	47,436	3,670,123
Eastman Chemical Co.	46,835	5,548,542
FMC Corp.	2,259	264,868
International Flavors & Fragrances, Inc.	24,739	3,290,287
Linde PLC	200,284	58,731,280
LyondellBasell Industries NV, Class A	104,868	10,196,316
Mosaic Co. (The)	73,585	3,858,061
Olin Corp.	4,107	211,552
PPG Industries, Inc.	41,806	5,579,011
Sherwin-Williams Co. (The)	70,977	18,676,178
Valvoline, Inc.	16,869	545,375
Westlake Corp.	19,870	2,191,860
Total		144,747,321

Multi-Manager Value Strategies Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Martin Marietta Materials, Inc.	18,269	6,931,259
Vulcan Materials Co.	32,574	5,910,552
Total		12,841,811
Containers & Packaging 0.6%
Amcor PLC	446,698	5,195,098
AptarGroup, Inc.	457	55,699
Avery Dennison Corp.	38,593	6,800,086
Berry Global Group, Inc.(a)	1,675	101,589
Crown Holdings, Inc.	1,743	213,814
International Paper Co.	135,904	5,915,901
Packaging Corp. of America	67,210	9,892,640
Sonoco Products Co.	212	12,449
WestRock Co.	41,589	1,882,734
Total		30,070,010
Metals & Mining 1.9%
Alcoa Corp.	31,915	2,404,476
Arconic Corp.(a)	2,342	71,899
Cleveland-Cliffs, Inc.(a)	67,129	1,501,005
Freeport-McMoRan, Inc.	1,355,974	63,662,979
Newmont Corp.	128,988	8,539,006
Nucor Corp.	100,960	13,288,355
Reliance Steel & Aluminum Co.	20,889	3,987,083
Royal Gold, Inc.	774	93,855
Southern Copper Corp.	1,007	69,876
Steel Dynamics, Inc.	71,770	5,065,527
Total		98,684,061
Paper & Forest Products 0.0%
Sylvamo Corp.(a)	10,234	357,166
Total Materials		286,700,369
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.0%
AvalonBay Communities, Inc.	48,997	11,690,194
Crown Castle International Corp.	54,831	9,134,296
Digital Realty Trust, Inc.	86,796	11,710,516
Extra Space Storage, Inc.	54,317	10,219,744
Public Storage	51,046	18,122,351
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	58,216	17,662,152
Weyerhaeuser Co.	627,172	24,384,448
Total		102,923,701
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	88,411	8,562,605
Howard Hughes Corporation(a)	723	69,104
Jones Lang LaSalle, Inc.(a)	14,090	3,469,240
Zillow Group, Inc., Class C(a)	10,447	600,912
Total		12,701,861
Total Real Estate		115,625,562
Utilities 1.9%
Electric Utilities 0.9%
American Electric Power Co., Inc.	97,259	8,816,528
Entergy Corp.	73,386	7,720,941
Eversource Energy	89,049	7,284,208
NextEra Energy, Inc.	143,759	11,252,017
NRG Energy, Inc.	42,608	1,612,287
Xcel Energy, Inc.	130,857	8,810,602
Total		45,496,583
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	71,947	1,641,831
Multi-Utilities 1.0%
Ameren Corp.	99,027	8,511,371
CMS Energy Corp.	106,454	6,814,120
Dominion Energy, Inc.	283,210	22,523,691
DTE Energy Co.	45,512	5,533,804
WEC Energy Group, Inc.	99,734	9,063,826
Total		52,446,812
Total Utilities		99,585,226
Total Common Stocks (Cost $3,775,057,270)		5,100,109,106

8	Multi-Manager Value Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2022 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	37,633,851	37,622,561
Total Money Market Funds (Cost $37,622,273)		37,622,561
Total Investments in Securities (Cost: $3,812,679,543)		5,137,731,667
Other Assets & Liabilities, Net		14,235,793
Net Assets		5,151,967,460
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	57,947,148	390,751,836	(411,076,711)	288	37,622,561	(28,303)	54,344	37,633,851
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Value Strategies Fund | Third Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT116_05_M01_(04/22)